Distribution Date:	08/15/25	Citigroup Commercial Mortgage Trust 2022-GC48
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2022-GC48

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	4		Raul D. Orozco		raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	5		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-17		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Principal Prepayment Detail	18	Special Servicer	Greystone Servicing Company LLC

Historical Detail	19		Lindsey Wright, Vice-President - Special Servicing	(972) 868-5329

Delinquency Loan Detail	20		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
		Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21
			General	(305) 229-6465
Specially Serviced Loan Detail - Part 1	22
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Modified Loan Detail	24	Representations Reviewer

Historical Liquidated Loan Detail	25		CMBS Notices		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	LD III Sub IX, LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	29426VAA4	4.107000%	3,961,000.00	1,460,185.14	68,995.61	4,997.48	0.00	0.00	73,993.09	1,391,189.53	30.13%	30.00%
A-2	29426VAB2	4.826715%	93,366,000.00	93,366,000.00	0.00	375,542.55	0.00	0.00	375,542.55	93,366,000.00	30.13%	30.00%
A-4	29426VAC0	4.479000%	115,000,000.00	115,000,000.00	0.00	429,237.50	0.00	0.00	429,237.50	115,000,000.00	30.13%	30.00%
A-5	29426VAD8	4.741715%	202,858,000.00	202,858,000.00	0.00	801,579.00	0.00	0.00	801,579.00	202,858,000.00	30.13%	30.00%
A-SB	29426VAE6	4.806715%	5,942,000.00	5,942,000.00	0.00	23,801.25	0.00	0.00	23,801.25	5,942,000.00	30.13%	30.00%
A-S	29426VAG1	5.036715%	42,112,000.00	42,112,000.00	0.00	176,755.11	0.00	0.00	176,755.11	42,112,000.00	23.10%	23.00%
B	29426VAH9	5.036715%	30,833,000.00	30,833,000.00	0.00	129,414.19	0.00	0.00	129,414.19	30,833,000.00	17.95%	17.88%
C	29426VAJ5	5.036715%	30,080,000.00	30,080,000.00	0.00	126,253.65	0.00	0.00	126,253.65	30,080,000.00	12.93%	12.88%
D	29426VAK2	2.500000%	18,801,000.00	18,801,000.00	0.00	39,168.75	0.00	0.00	39,168.75	18,801,000.00	9.79%	9.75%
E	29426VAM8	2.500000%	15,040,000.00	15,040,000.00	0.00	31,333.33	0.00	0.00	31,333.33	15,040,000.00	7.28%	7.25%
F	29426VAP1	3.686715%	15,040,000.00	15,040,000.00	0.00	46,206.83	0.00	0.00	46,206.83	15,040,000.00	4.77%	4.75%
G	29426VAR7	3.686715%	6,768,000.00	6,768,000.00	0.00	20,793.07	0.00	0.00	20,793.07	6,768,000.00	3.64%	3.63%
H*	29426VAT3	3.686715%	21,809,280.00	21,809,280.00	0.00	66,878.66	0.00	0.00	66,878.66	21,809,280.00	0.00%	0.00%
VRR Interest	N/A	5.036715%	31,663,699.00	31,532,077.17	3,631.35	132,341.81	0.00	0.00	135,973.16	31,528,445.82	0.00%	0.00%
YL-A	29426VBP0	3.138233%	25,000,000.00	24,999,999.97	0.00	65,379.86	0.00	0.00	65,379.86	24,999,999.97	0.00%	0.00%
YL-B	29426VBR6	3.138233%	56,000,000.00	56,000,000.00	0.00	146,450.89	0.00	0.00	146,450.89	56,000,000.00	0.00%	0.00%
YL-C	29426VBT2	3.138233%	62,200,000.00	62,200,000.00	0.00	162,665.09	0.00	0.00	162,665.09	62,200,000.00	0.00%	0.00%
YL-D	29426VBV7	3.138233%	64,300,000.00	64,300,000.00	0.00	84,818.18	0.00	0.00	84,818.18	64,300,000.00	0.00%	0.00%
YLRR*	29426VBX3	3.138233%	14,000,000.00	14,000,000.00	0.00	0.00	0.00	0.00	0.00	14,000,000.00	0.00%	0.00%
R	29426VAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	29426VAV8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			854,773,979.00	852,141,542.28	72,626.96	2,863,617.20	0.00	0.00	2,936,244.16	852,068,915.32

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-A	29426VAF3	0.349504%	421,127,000.00	418,626,185.14	0.00	121,926.16	0.00	0.00	121,926.16	418,557,189.53
X-D	29426VBD7	2.536715%	33,841,000.00	33,841,000.00	0.00	71,537.47	0.00	0.00	71,537.47	33,841,000.00
X-F	29426VBF2	1.350000%	15,040,000.00	15,040,000.00	0.00	16,920.00	0.00	0.00	16,920.00	15,040,000.00
X-G	29426VBH8	1.350000%	6,768,000.00	6,768,000.00	0.00	7,614.00	0.00	0.00	7,614.00	6,768,000.00
X-H	29426VBK1	1.350000%	21,809,280.00	21,809,280.00	0.00	24,535.44	0.00	0.00	24,535.44	21,809,280.00
Notional SubTotal			498,585,280.00	496,084,465.14	0.00	242,533.07	0.00	0.00	242,533.07	496,015,469.53

Deal Distribution Total					72,626.96	3,106,150.27	0.00	0.00	3,178,777.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	29426VAA4	368.64053017	17.41873517	1.26167130	0.00000000	0.00000000	0.00000000	0.00000000	18.68040646	351.22179500
A-2	29426VAB2	1,000.00000000	0.00000000	4.02226239	0.00000000	0.00000000	0.00000000	0.00000000	4.02226239	1,000.00000000
A-4	29426VAC0	1,000.00000000	0.00000000	3.73250000	0.00000000	0.00000000	0.00000000	0.00000000	3.73250000	1,000.00000000
A-5	29426VAD8	1,000.00000000	0.00000000	3.95142908	0.00000000	0.00000000	0.00000000	0.00000000	3.95142908	1,000.00000000
A-SB	29426VAE6	1,000.00000000	0.00000000	4.00559576	0.00000000	0.00000000	0.00000000	0.00000000	4.00559576	1,000.00000000
A-S	29426VAG1	1,000.00000000	0.00000000	4.19726230	0.00000000	0.00000000	0.00000000	0.00000000	4.19726230	1,000.00000000
B	29426VAH9	1,000.00000000	0.00000000	4.19726235	0.00000000	0.00000000	0.00000000	0.00000000	4.19726235	1,000.00000000
C	29426VAJ5	1,000.00000000	0.00000000	4.19726230	0.00000000	0.00000000	0.00000000	0.00000000	4.19726230	1,000.00000000
D	29426VAK2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	29426VAM8	1,000.00000000	0.00000000	2.08333311	0.00000000	0.00000000	0.00000000	0.00000000	2.08333311	1,000.00000000
F	29426VAP1	1,000.00000000	0.00000000	3.07226263	0.00000000	0.00000000	0.00000000	0.00000000	3.07226263	1,000.00000000
G	29426VAR7	1,000.00000000	0.00000000	3.07226212	0.00000000	0.00000000	0.00000000	0.00000000	3.07226212	1,000.00000000
H	29426VAT3	1,000.00000000	0.00000000	3.06652306	0.00573930	0.13398838	0.00000000	0.00000000	3.06652306	1,000.00000000
VRR Interest	N/A	995.84313159	0.11468496	4.17960675	0.00020812	0.00497162	0.00000000	0.00000000	4.29429171	995.72844664
YL-A	29426VBP0	999.99999880	0.00000000	2.61519440	0.00000000	0.00000000	0.00000000	0.00000000	2.61519440	999.99999880
YL-B	29426VBR6	1,000.00000000	0.00000000	2.61519446	0.00000000	0.00000000	0.00000000	0.00000000	2.61519446	1,000.00000000
YL-C	29426VBT2	1,000.00000000	0.00000000	2.61519437	0.00000000	0.00000000	0.00000000	0.00000000	2.61519437	1,000.00000000
YL-D	29426VBV7	1,000.00000000	0.00000000	1.31910078	1.29609378	10.98359238	0.00000000	0.00000000	1.31910078	1,000.00000000
YLRR	29426VBX3	1,000.00000000	0.00000000	0.00000000	2.61519429	22.25455500	0.00000000	0.00000000	0.00000000	1,000.00000000
R	29426VAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	29426VAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	29426VAF3	994.06161358	0.00000000	0.28952349	0.00000000	0.00000000	0.00000000	0.00000000	0.28952349	993.89777794
X-D	29426VBD7	1,000.00000000	0.00000000	2.11392896	0.00000000	0.00000000	0.00000000	0.00000000	2.11392896	1,000.00000000
X-F	29426VBF2	1,000.00000000	0.00000000	1.12500000	0.00000000	0.00000000	0.00000000	0.00000000	1.12500000	1,000.00000000
X-G	29426VBH8	1,000.00000000	0.00000000	1.12500000	0.00000000	0.00000000	0.00000000	0.00000000	1.12500000	1,000.00000000
X-H	29426VBK1	1,000.00000000	0.00000000	1.12500000	0.00000000	0.00000000	0.00000000	0.00000000	1.12500000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/25 - 07/30/25	30	0.00	4,997.48	0.00	4,997.48	0.00	0.00	0.00	4,997.48	0.00
A-2	07/01/25 - 07/30/25	30	0.00	375,542.55	0.00	375,542.55	0.00	0.00	0.00	375,542.55	0.00
A-4	07/01/25 - 07/30/25	30	0.00	429,237.50	0.00	429,237.50	0.00	0.00	0.00	429,237.50	0.00
A-5	07/01/25 - 07/30/25	30	0.00	801,579.00	0.00	801,579.00	0.00	0.00	0.00	801,579.00	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	23,801.25	0.00	23,801.25	0.00	0.00	0.00	23,801.25	0.00
X-A	07/01/25 - 07/30/25	30	0.00	121,926.16	0.00	121,926.16	0.00	0.00	0.00	121,926.16	0.00
A-S	07/01/25 - 07/30/25	30	0.00	176,755.11	0.00	176,755.11	0.00	0.00	0.00	176,755.11	0.00
B	07/01/25 - 07/30/25	30	0.00	129,414.19	0.00	129,414.19	0.00	0.00	0.00	129,414.19	0.00
C	07/01/25 - 07/30/25	30	0.00	126,253.65	0.00	126,253.65	0.00	0.00	0.00	126,253.65	0.00
X-D	07/01/25 - 07/30/25	30	0.00	71,537.47	0.00	71,537.47	0.00	0.00	0.00	71,537.47	0.00
X-F	07/01/25 - 07/30/25	30	0.00	16,920.00	0.00	16,920.00	0.00	0.00	0.00	16,920.00	0.00
X-G	07/01/25 - 07/30/25	30	0.00	7,614.00	0.00	7,614.00	0.00	0.00	0.00	7,614.00	0.00
X-H	07/01/25 - 07/30/25	30	0.00	24,535.44	0.00	24,535.44	0.00	0.00	0.00	24,535.44	0.00
D	07/01/25 - 07/30/25	30	0.00	39,168.75	0.00	39,168.75	0.00	0.00	0.00	39,168.75	0.00
E	07/01/25 - 07/30/25	30	0.00	31,333.33	0.00	31,333.33	0.00	0.00	0.00	31,333.33	0.00
F	07/01/25 - 07/30/25	30	0.00	46,206.83	0.00	46,206.83	0.00	0.00	0.00	46,206.83	0.00
G	07/01/25 - 07/30/25	30	0.00	20,793.07	0.00	20,793.07	0.00	0.00	0.00	20,793.07	0.00
H	07/01/25 - 07/30/25	30	2,788.46	67,003.83	0.00	67,003.83	125.17	0.00	0.00	66,878.66	2,922.19
VRR Interest	07/01/25 - 07/30/25	30	150.20	132,348.40	0.00	132,348.40	6.59	0.00	0.00	132,341.81	157.42
YL-A	07/01/25 - 07/30/25	30	0.00	65,379.86	0.00	65,379.86	0.00	0.00	0.00	65,379.86	0.00
YL-B	07/01/25 - 07/30/25	30	0.00	146,450.89	0.00	146,450.89	0.00	0.00	0.00	146,450.89	0.00
YL-C	07/01/25 - 07/30/25	30	0.00	162,665.09	0.00	162,665.09	0.00	0.00	0.00	162,665.09	0.00
YL-D	07/01/25 - 07/30/25	30	621,281.39	168,157.00	0.00	168,157.00	83,338.83	0.00	0.00	84,818.18	706,244.99
YLRR	07/01/25 - 07/30/25	30	274,233.87	36,612.72	0.00	36,612.72	36,612.72	0.00	0.00	0.00	311,563.77
Totals			898,453.92	3,226,233.57	0.00	3,226,233.57	120,083.31	0.00	0.00	3,106,150.27	1,020,888.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,178,777.23
VRR Available Funds Amount	135,973.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,237,142.95	Master Servicing Fee	2,532.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,313.52
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	366.89
ARD Interest	0.00	Operating Advisor Fee	1,194.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.79
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,237,142.95	Total Fees	10,909.32

Principal		Expenses/Reimbursements
Scheduled Principal	72,626.96	Reimbursement for Interest on Advances	545.12
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	119,538.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	72,626.96	Total Expenses/Reimbursements	120,083.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,106,150.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	72,626.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,178,777.23
Total Funds Collected	3,309,769.91	Total Funds Distributed	3,309,769.86

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	852,141,543.34	852,141,543.34	Beginning Certificate Balance	852,141,542.28
(-) Scheduled Principal Collections	72,626.96	72,626.96	(-) Principal Distributions	72,626.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	852,068,916.38	852,068,916.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	852,141,543.34	852,141,543.34	Ending Certificate Balance	852,068,915.32
Ending Actual Collateral Balance	852,068,916.38	852,068,916.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.00)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.00)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP	Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP
9,999,999 or less	10	63,004,939.03	9.99%	72	4.9214	1.850249	1.49 or less	10	199,856,916.35	31.69%	81	5.3315	1.073502
10,000,000 to 19,999,999	9	118,569,799.36	18.80%	81	5.4114	1.754329	1.50 to 1.99	10	173,927,000.00	27.58%	81	5.2518	1.707339
20,000,000 to 29,999,999	9	187,762,000.00	29.78%	62	4.2290	2.355130	2.00 to 2.49	9	133,285,000.00	21.14%	77	4.7797	2.183901
30,000,000 to 39,999,999	1	30,000,000.00	4.76%	21	5.3690	5.420000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 49,999,999	3	120,982,177.96	19.19%	81	5.2113	1.453446	3.0 or greater	5	113,250,000.00	17.96%	33	3.6028	3.656954
50,000,000 or greater	2	100,000,000.00	15.86%	81	4.8675	1.115000	Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722
Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	10,250,000.00	1.63%	81	5.9990	NAP	Totals	88	630,568,916.35	100.00%	72	4.8932	1.956722
Alabama	2	2,112,516.84	0.34%	81	4.5800	2.130000
									Property Type³
California	11	139,944,799.36	22.19%	68	4.8090	2.360980
Delaware	1	124,063.33	0.02%	81	4.5800	2.130000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	13,575,000.00	2.15%	79	4.6728	1.570350		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	24,636,886.87	3.91%	81	5.0871	1.520773	Defeased	3	10,250,000.00	1.63%	81	5.9990	NAP
Illinois	10	5,287,635.04	0.84%	81	4.5800	2.130000	Industrial	3	16,455,871.71	2.61%	82	5.5620	1.831826
Indiana	1	152,875.26	0.02%	81	4.5800	2.130000	Lodging	2	80,000,000.00	12.69%	59	5.0228	2.476250
Kentucky	1	296,504.91	0.05%	81	4.5800	2.130000	Mixed Use	4	60,450,000.00	9.59%	82	5.6884	1.346427
Louisiana	11	18,132,461.40	2.88%	82	5.1820	2.027973	Mobile Home Park	6	21,750,000.00	3.45%	82	6.0675	1.625402
Maine	1	234,795.77	0.04%	81	4.5800	2.130000	Multi-Family	3	70,000,000.00	11.10%	30	3.2786	2.752857
Maryland	1	4,359,679.00	0.69%	82	5.7000	1.830000	Office	12	239,582,177.96	37.99%	78	4.6536	1.814155
Michigan	3	40,605,050.62	6.44%	82	5.8862	1.213858	Retail	48	98,991,939.02	15.70%	82	5.4667	1.873013
Missouri	2	11,900,000.00	1.89%	82	5.4720	1.958706	Self Storage	7	33,088,927.65	5.25%	80	5.1161	1.782764
New Jersey	5	68,600,000.00	10.88%	73	4.8228	1.957522	Totals	88	630,568,916.35	100.00%	72	4.8932	1.956722
New York	8	154,100,000.00	24.44%	58	4.3753	2.047579
North Carolina	2	11,190,588.00	1.77%	82	5.7000	1.799867
Ohio	3	2,483,171.18	0.39%	80	5.1240	1.531550
South Carolina	5	23,025,723.00	3.65%	82	5.7000	1.783091
Tennessee	2	21,799,366.73	3.46%	81	5.1210	1.077435
Texas	6	30,949,903.36	4.91%	80	5.1074	1.837351
Virginia	2	3,791,888.15	0.60%	82	5.6421	1.769630
Washington, DC	1	40,000,000.00	6.34%	80	4.6000	2.110000
West Virginia	1	552,372.09	0.09%	81	4.5800	2.130000
Wisconsin	2	2,463,635.42	0.39%	81	4.5800	2.130000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP	Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP
	3.499% or less	5	91,250,000.00	14.47%	36	2.9938	2.960110	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.999%	1	8,000,000.00	1.27%	78	3.9500	1.480000	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.499%	1	7,500,000.00	1.19%	77	4.2600	2.120000	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	5	172,340,000.00	27.33%	81	4.7590	1.476060	19 months or greater	34	620,318,916.35	98.37%	71	4.8750	1.961459
	5.000% to 5.499%	13	199,461,916.35	31.63%	72	5.1826	2.262409	Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722
	5.500% or greater	9	141,767,000.00	22.48%	82	5.8787	1.504100
	Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP	Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP
	60 months or less	5	98,000,000.00	15.54%	21	3.7726	3.703673	Interest Only	29	552,162,000.00	87.57%	70	4.8353	2.045065
	61 months or greater	29	522,318,916.35	82.83%	81	5.0818	1.634577	360 months or less	5	68,156,916.35	10.81%	81	5.1967	1.284145
	Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722	Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	10,250,000.00	1.63%	81	5.9990	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	610,318,916.35	96.79%	71	4.8777	1.975738
	13 to 24 months	1	10,000,000.00	1.59%	81	4.7100	1.090000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	630,568,916.35	100.00%	72	4.8932	1.956722
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A4	30509037	MF	New York	NY	Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/25
1A9	30509042				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/25
1A11	30509044				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	08/06/25
2	30530201	LO	Pismo Beach	CA	Actual/360	4.815%	207,312.50	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	08/06/25
3A1-1	30508975	OF	New York	NY	Actual/360	4.920%	211,833.33	0.00	0.00	N/A	05/06/32	--	50,000,000.00	50,000,000.00	08/06/25
4	30508953	OF	Various	Various	Actual/360	5.130%	181,272.85	52,988.85	0.00	N/A	05/06/32	--	41,035,166.81	40,982,177.96	08/06/25
5	30321086	MU	Brighton	MI	Actual/360	5.906%	203,428.89	0.00	0.00	N/A	06/06/32	--	40,000,000.00	40,000,000.00	08/06/25
6A2	30321087	OF	Washington	DC	Actual/360	4.600%	158,444.44	0.00	0.00	N/A	04/06/32	--	40,000,000.00	40,000,000.00	08/06/25
7A2-1	30321088	OF	Holmdel	NJ	Actual/360	5.110%	88,005.56	0.00	0.00	N/A	05/06/32	--	20,000,000.00	20,000,000.00	08/06/25
7A4	30321089				Actual/360	5.110%	88,005.56	0.00	0.00	N/A	05/06/32	--	20,000,000.00	20,000,000.00	08/06/25
8	30530208	LO	Ontario	CA	Actual/360	5.369%	138,699.17	0.00	0.00	N/A	05/06/27	--	30,000,000.00	30,000,000.00	08/06/25
9A5	30508653	OF	Los Angeles	CA	Actual/360	2.776%	55,577.83	0.00	0.00	N/A	01/06/32	--	23,250,000.00	23,250,000.00	08/06/25
10A1-B	30321090	RT	Various	Various	Actual/360	4.580%	88,106.48	0.00	0.00	N/A	05/01/32	--	22,340,000.00	22,340,000.00	08/01/25
11	30530209	RT	Various	Various	Actual/360	5.700%	104,609.42	0.00	0.00	N/A	06/06/32	--	21,312,616.00	21,312,616.00	08/06/25
12	30530210	RT	Various	Various	Actual/360	5.700%	102,384.81	0.00	0.00	N/A	06/06/32	--	20,859,384.00	20,859,384.00	08/06/25
13	30321091	SS	League City	TX	Actual/360	5.085%	81,992.09	0.00	0.00	N/A	04/06/32	--	18,725,000.00	18,725,000.00	08/06/25
14	30508966	RT	New York	NY	Actual/360	6.380%	87,078.14	0.00	0.00	N/A	05/06/32	--	15,850,000.00	15,850,000.00	08/06/25
15A2	30321093	Various Various		CA	Actual/360	5.144%	59,187.74	17,204.19	0.00	N/A	05/06/32	--	13,362,003.55	13,344,799.36	08/06/25
16	30508965	MU	Augusta	GA	Actual/360	5.050%	57,401.67	0.00	0.00	N/A	05/06/32	--	13,200,000.00	13,200,000.00	08/06/25
17	30508989	RT	Various	NJ	Actual/360	5.210%	58,771.69	0.00	0.00	N/A	06/06/32	--	13,100,000.00	13,100,000.00	08/06/25
18	30321094	MH	Ceres	CA	Actual/360	6.295%	67,758.68	0.00	0.00	N/A	06/06/32	--	12,500,000.00	12,500,000.00	08/06/25
19	30508954	OF	Brooklyn	NY	Actual/360	5.150%	48,781.94	0.00	0.00	N/A	05/06/32	--	11,000,000.00	11,000,000.00	08/06/25
20	30321095	OF	Arcadia	CA	Actual/360	5.465%	51,059.80	0.00	0.00	N/A	06/06/32	--	10,850,000.00	10,850,000.00	08/06/25
21	30321096	MH	Various	PA	Actual/360	5.999%	52,949.51	0.00	0.00	N/A	05/06/32	--	10,250,000.00	10,250,000.00	08/06/25
22	30321097	MF	Queens	NY	Actual/360	4.710%	40,558.33	0.00	0.00	N/A	05/06/32	--	10,000,000.00	10,000,000.00	08/06/25
23	30321098	MH	Various	LA	Actual/360	5.760%	45,880.00	0.00	0.00	N/A	06/06/32	--	9,250,000.00	9,250,000.00	08/06/25
24	30509021	IN	St Louis	MO	Actual/360	5.550%	43,824.96	0.00	0.00	N/A	06/06/32	--	9,170,000.00	9,170,000.00	08/06/25
25A5	30321099	OF	West Palm Beach	FL	Actual/360	3.950%	27,211.11	0.00	0.00	N/A	02/06/32	--	8,000,000.00	8,000,000.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26A4	30321100	OF	Hoboken	NJ	Actual/360	3.280%	22,595.56	0.00	0.00	N/A	02/06/27	--	8,000,000.00	8,000,000.00	08/06/25
27A4	30320858	OF	Newark	NJ	Actual/360	4.260%	27,512.50	0.00	0.00	N/A	01/06/32	--	7,500,000.00	7,500,000.00	08/06/25
28	30508967	MU	New York	NY	Actual/360	5.650%	35,273.26	0.00	0.00	N/A	05/06/32	--	7,250,000.00	7,250,000.00	08/06/25
29	30508955	IN	Tallahassee	FL	Actual/360	5.710%	27,411.97	0.00	0.00	N/A	05/06/32	--	5,575,000.00	5,575,000.00	08/06/25
30	30321101	RT	Katy	TX	Actual/360	5.250%	16,275.00	0.00	0.00	N/A	04/06/32	--	3,600,000.00	3,600,000.00	08/06/25
31	30508885	SS	Kansas City	MO	Actual/360	5.210%	12,247.84	0.00	0.00	N/A	05/06/32	--	2,730,000.00	2,730,000.00	08/06/25
32	30321102	RT	Mansfield	OH	Actual/360	5.280%	8,785.86	2,433.92	0.00	N/A	04/06/32	--	1,932,372.95	1,929,939.03	08/06/25
Totals							2,657,305.17	72,626.96	0.00				630,641,543.31	630,568,916.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A9	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A11	52,898,221.60	29,701,681.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,967,560.67	608,536.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1-1	19,618,989.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,823,990.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,769,163.34	3,294,712.30	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	8,631,469.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-1	21,308,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	21,308,903.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	10,382,858.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A5	35,914,495.82	33,982,117.60	07/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-B	10,372,169.00	10,369,617.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,274,130.52	2,277,882.99	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,312,574.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,975,256.56	1,979,056.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,212,922.43	1,220,844.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	3,563,554.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,492,349.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,949,737.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,050,351.57	281,261.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,138,636.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	885,378.30	394,619.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,060,467.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,326,458.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A5	12,858,661.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26A4	12,365,289.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A4	11,171,833.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	489,354.84	487,955.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	608,249.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	528,415.39	498,290.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	246,640.76	264,906.38	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	182,669.00	182,628.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	357,486,098.04	144,947,472.66				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893247%	4.874212%	72
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893275%	4.874240%	73
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893307%	4.874272%	74
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893335%	4.874300%	75
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893366%	4.874331%	76
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893393%	4.874359%	77
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893430%	4.874396%	78
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893458%	4.874423%	79
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893485%	4.874451%	80
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893515%	4.874481%	81
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893542%	4.874508%	82
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.893572%	4.874538%	83
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		98,000,000	98,000,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		532,568,916	532,568,916		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	630,568,916	630,568,916	0	0	0	0
Jul-25	630,641,543	630,641,543	0	0	0	0
Jun-25	630,721,867	630,721,867	0	0	0	0
May-25	630,793,820	630,793,820	0	0	0	0
Apr-25	630,873,494	630,873,494	0	0	0	0
Mar-25	630,944,779	630,944,779	0	0	0	0
Feb-25	631,039,934	631,039,934	0	0	0	0
Jan-25	631,110,486	631,110,486	0	0	0	0
Dec-24	631,180,728	631,180,728	0	0	0	0
Nov-24	631,258,752	631,258,752	0	0	0	0
Oct-24	631,328,340	631,328,340	0	0	0	0
Sep-24	631,405,735	631,405,735	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A4	30509037	20,000,000.00	20,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
1A9	30509042	20,000,000.00	20,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
1A11	30509044	20,000,000.00	20,000,000.00	954,000,000.00	01/20/22	29,701,681.61	3.03000	03/31/25	06/06/27	I/O
Totals		60,000,000.00	60,000,000.00	2,862,000,000.00		89,105,044.83

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A4	30509037	MF	NY	11/22/24	98

"8/11/2025 - The Loan transferred to Special Servicing on 11/22/2024.Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders.We have received a workout proposal from borrower and are negotiating. Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payment s, they are all due for December 2024.

Are in final stages of negotiations with the borrower to resolve the default."

1A9	30509042	Various	Various	11/22/24	98

"8/11/2025 - The Loan transferred to Special Servicing on 11/22/2024.Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders.We have received a workout proposal from borrower and are negotiating.Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payment s, they are all due for December 2024.

Are in final stages of negotiations with the borrower to resolve the default."

1A11	30509044	Various	Various	11/22/24	98

"8/11/2025 - The Loan transferred to Special Servicing on 11/22/2024.Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders.We have received a workout proposal from borrower and are negotiating.Also, all of the mezzanines have expressed an interest in negotiating cure scenarios.

Borrower continues his unit-upgrade capex program. Are trapping property cashflows to keep all mortgage notes current. Are not making any of the mezzanine''s payment s, they are all due for December 2024.

Are in final stages of negotiations with the borrower to resolve the default."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	30508965	0.00	5.05000%	0.00	5.05000%	8	12/28/23	12/28/23	01/10/24
16	30508965	0.00	5.05000%	0.00	5.05000%	8	01/10/24	12/28/23	12/28/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	74.65	0.00	0.00	0.00
1A9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.32	0.00	0.00	0.00
1A11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.32	0.00	0.00	0.00
1B1	0.00	0.00	79,692.13	0.00	0.00	0.00	0.00	0.00	275.57	0.00	0.00	0.00
1B2	0.00	0.00	39,846.06	0.00	0.00	0.00	0.00	0.00	137.79	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(17.53)	0.00	0.00	0.00
Total	0.00	0.00	119,538.19	0.00	0.00	0.00	0.00	0.00	545.12	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		120,083.31

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28